UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007

                 Check here if Amendment [ ]; Amendment Number:

             This Amendment (Check only one.): [ ] is a restatement,
                         [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report: Goodwood Inc.

                               NAME: GOODWOOD INC.
                         212 King Street West, Suite 201
                                   Toronto, ON
                                 CANADA M5H 1K5

                         Form 13F File Number: 028-12036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:  Curt Cumming
Title: Chief Financial Officer
Phone  (416) 203-2022

Signature, Place, and Date of Signing:


   /s/ Curt Cumming             Toronto, Ontario           November 9, 2007
------------------------    ------------------------    ------------------------
      [Signature]                [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:




Form 13F Summary Page

              Report Summary:

              Number of Other Included Managers:        0

              Form 13F Information Table Entry Total:   11

              Form 13F Information Table Value Total:   US $312,418  (thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              N/A

                                                      FORM 13F INFORMATION TABLE

----------------------------- ------------ ------------- ------- ----------- ------ ------- ------------ ------------ --------------
                                                                                                                         VOTING
                                                                                                                        AUTHORITY
                               TITLE OF                   VALUE    SHARES OR    SH/    PUT/   INVESTMENT      OTHER     SOLE/SHARED/
        NAME OF ISSUER           CLASS        CUSIP      (X $1000) PRN AMT     PRN    CALL   DISCRETION    MANAGERS        NONE
----------------------------- ------------ ------------- -------- ----------- ------ ------- ------------ ------------ -------------
Agilysys Inc.                 Common         00847J105   33,264   1,968,260   SH                 Sole                      1,968,260
----------------------------- ------------ ------------- -------- ----------- ------ ------- ------------ ------------ -------------
Cenveo Inc                    Common         15670S105   62,727   2,900,000   SH                 Sole                      2,900,000
----------------------------- ------------ ------------- -------- ----------- ------ ------- ------------ ------------ -------------
CHC Helicopter Corp           Cl A Sub Vtg   12541C203   28,669   1,133,600   SH                 Sole                      1,133,600
----------------------------- ------------ ------------- -------- ----------- ------ ------- ------------ ------------ -------------
Dollar Financial Corp         Common         256664103   29,473   1,033,063   SH                 Sole                      1,033,063
----------------------------- ------------ ------------- -------- ----------- ------ ------- ------------ ------------ -------------
Elizabeth Arden Inc           Common         28660G106   11,624     431,168   SH                 Sole                        431,168
----------------------------- ------------ ------------- -------- ----------- ------ ------- ------------ ------------ -------------
Gaiam Inc.                    Class A        36268Q103   37,959   1,579,651   SH                 Sole                      1,579,651
----------------------------- ------------ ------------- -------- ----------- ------ ------- ------------ ------------ -------------
Great Atlantic & Pacific
Tea Inc                       Common         390064103   52,976   1,739,200   SH                 Sole                      1,739,200
----------------------------- ------------ ------------- -------- ----------- ------ ------- ------------ ------------ -------------
Korn Ferry International      Common         500643200    3,054     185,000   SH                 Sole                        185,000
----------------------------- ------------ ------------- -------- ----------- ------ ------- ------------ ------------ -------------
Nova Chemicals Corp           Common         66977W109   32,594     844,400   SH                 Sole                        844,400
----------------------------- ------------ ------------- -------- ----------- ------ ------- ------------ ------------ -------------
Phoenix Technology Ltd        Common         719153108    4,024     375,700   SH                 Sole                        375,700
----------------------------- ------------ ------------- -------- ----------- ------ ------- ------------ ------------ -------------
Rite Aid Corp                 Common         767754104   16,055   3,475,000   SH                 Sole                      3,475,000
----------------------------- ------------ ------------- -------- ----------- ------ ------- ------------ ------------ -------------